ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Provision for estimated credit losses	$ 900	$ 300
Non-current accounts receivables
Due from related parties/non-related parties	14,277	$ 14,550
Related Parties/Nonrelated Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties/non-related parties	$ 5,000